Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	RESPECT YOUR UNIVERSE, INC.
Entity Central Index Key	0001472601
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash	$ 3,087,917	$ 3,308
Total current assets	3,087,917	3,308
Website development costs - net	16,532
Total assets	3,104,449	3,308
Current liabilities
Accounts payable	5,940	61,442
Accounts payable - related party	390,000	406,252
Loans payable - related party	45,000	20,000
Total current liabilities	440,940	487,694
Stockholders' equity (deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized; 36,741,818 and 23,995,500 shares issued and outstanding	36,742	23,996
Additional paid in capital	6,177,311	1,066,054
Deficit accumulated during the development stage	(3,297,544)	(1,574,436)
Stock subscriptions receivable	(253,000)
Total stockholders' equity (deficit)	2,663,509	(484,386)
Total liabilities and stockholders' equity (deficit)	$ 3,104,449	$ 3,308

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	36,741,818	23,995,500
Common stock, shares outstanding	36,741,818	23,995,500

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		31 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements of Operations [Abstract]
Revenue					$ 1,987
Cost of revenue					9,214
Gross loss					(7,227)
Operating expenses:
Marketing and advertising	213,955		213,955		282,925
Research and development			9,912		9,912
Research and development - related party	24,000	283,287	154,162	511,736	1,154,863
General and administrative	1,323,557	33,469	1,345,079	55,887	1,842,617
Total operating expenses	1,561,512	316,756	1,723,108	567,623	3,290,317
Net loss	$ (1,561,512)	$ (316,756)	$ (1,723,108)	$ (567,623)	$ (3,297,544)
Net loss per common share - basic and diluted	$ (0.06)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.2)
Weighted average number of common shares outstanding during the period - basic and diluted	27,090,922	21,634,389	25,656,545	19,493,278	16,528,917

Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock, $0.001 Par Value [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Stock Subscriptions Receivable [Member]
Balance, values at Nov. 20, 2008
Issuance of common stock for cash, values		$ 6,250			$ (6,250)
Issuance of common stock for cash, shares		6,250,000
Net loss	(49,831)			(49,831)
Balance, values at Dec. 31, 2008	(49,831)	6,250		(49,831)	(6,250)
Balance, shares at Dec. 31, 2008		6,250,000
Receipt of cash on subscription receivable	6,250				6,250
Issuance of common stock for cash, values	136,000	7,855	161,145		(33,000)
Issuance of common stock for cash, shares		7,855,000
Issuance of common stock for services, values	231,600	3,059	228,541
Issuance of common stock for services, shares		3,058,500
Issuance of common stock in conversion of debt, values	106,700	1,067	105,633
Issuance of common stock in conversion of debt, shares		1,067,000
Net loss	(367,387)			(367,387)
Balance, values at Dec. 31, 2009	63,332	18,231	495,319	(417,218)	(33,000)
Balance, shares at Dec. 31, 2009		18,230,500
Receipt of cash on subscription receivable	33,000				33,000
Issuance of common stock for cash, values	376,500	3,765	372,735
Issuance of common stock for cash, shares		3,765,000
Issuance of common stock for services, values	200,000	2,000	198,000
Issuance of common stock for services, shares		2,000,000
Net loss	(1,157,218)			(1,157,218)
Balance, values at Dec. 31, 2010	(484,386)	23,996	1,066,054	(1,574,436)
Balance, shares at Dec. 31, 2010	23,995,500	23,995,500
Issuance of common stock for cash, values	623,700	6,237	617,463
Issuance of common stock for cash, shares		6,237,000
Issuance of common stock for services, values	119,500	1,094	118,406
Issuance of common stock for services, shares		1,094,167
Issuance of common stock and Class A warrants for cash, values	2,991,095	5,415	3,238,680		(253,000)
Issuance of common stock and Class A warrants for cash, shares		5,415,151
Fair value of share based compensation	1,136,708		1,136,708
Net loss	(1,723,108)			(1,723,108)
Balance, values at Jun. 30, 2011	$ 2,663,509	$ 36,742	$ 6,177,311	$ (3,297,544)	$ (253,000)
Balance, shares at Jun. 30, 2011	36,741,818	36,741,818

Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2008	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity (Deficit) [Abstract]
Range of prices per share of common stock sold in the period, range minimum		$ 0.1		$ 0.001
Range of prices per share of common stock sold in the period, middle of range				$ 0.01
Range of prices per share of common stock sold in the period, range maximum	$ 0.001	$ 0.6	$ 0.1	$ 0.1

Statements of Cash Flows (USD $)	6 Months Ended		31 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,723,108)	$ (567,623)	$ (3,297,544)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization	233		233
Stock issued for services	119,500	200,000	551,100
Share based compensation	1,136,708		1,136,708
Changes in operating assets and liabilities
Increase (decrease) in accounts payable	(55,502)	37,298	5,940
Increase in accounts payable - related party	(16,252)		390,000
Net cash used in operating activities	(538,421)	(330,325)	(1,213,563)
CASH FLOWS FROM INVESTING ACTIVITIES
Website development costs - net	(16,765)		(16,765)
Net cash used in investing activities	(16,765)		(16,765)
CASH FLOW PROVIDED BY (USED IN) FINANCING ACTIVITIES
Proceeds from loan payable - stockholder			106,700
Proceeds from loan payable - related party	25,000		45,000
Proceeds from sale of common stock and Class A warrants	3,614,795	279,500	4,166,545
Net cash provided by financing activities	3,639,795	279,500	4,318,245
Net increase (decrease) in cash	3,084,609	(50,825)	3,087,917
Cash - beginning of period	3,308	63,332
Cash - end of period	3,087,917	12,507	3,087,917
Supplemental Disclosure of Cash Flow Information - Cash paid during the period for:
Interest
Taxes
Supplemental Disclosure of Non-Cash Financing Activity:
Stock issued in exchange for debt			$ 106,700

Nature of Operations	6 Months Ended
Jun. 30, 2011
Nature of Operations [Abstract]
Nature of Operations
Note 1 Nature of Operations

Respect Your Universe, Inc. ("the Company") was incorporated in the State of Nevada on November 21, 2008.  The Company is developing a line of mixed martial arts apparel for the retail market.

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation [Abstract]
Basis of Presentation
Note 2 Basis of Presentation

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information.

The financial information as of December 31, 2010 is derived from the audited financial statements presented in the Company's Annual Report on Form 10-K for the years ended December 31, 2010 and 2009.  The unaudited interim financial statements should be read in conjunction with the Company's Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with the Plan of Operations for the year ended December 31, 2010.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission for interim financial reporting.  Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows.  It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.  The interim results for the six months ended June 30, 2011 are not necessarily indicative of results for the full fiscal year.

Liquidity and Management's Plans	6 Months Ended
Jun. 30, 2011
Liquidity and Management's Plans [Abstract]
Liquidity and Management's Plans
Note 3 Liquidity and Management's Plans

As reflected in the accompanying unaudited interim financial statements, the Company had a net loss of  $1,723,108 and net cash used in operations of  $538,421 for the six months ended June 30, 2011.

The Company does not yet have a sustained history of financial stability. Historically the principal source of liquidity has been the issuance of debt and equity securities.

Management believes that the cash balance on June 30, 2011 of approximately  $3.1 million, current level of positive working capital, anticipated cash that will be received from expected future sales in late 2011, and additional funds through the issuance of equity securities will be sufficient to sustain operations for the next twelve months. However, there can be no assurance that the plans and actions proposed by management will be successful, that the Company will generate anticipated revenues from the sale of its line of mixed martial arts apparel for the retail market, or that unforeseen circumstances will not require us to seek additional funding sources in the future or effectuate plans to conserve liquidity.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 4 Summary of Significant Accounting Policies

Development Stage

The Company's unaudited interim financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include implementation of the business plan, and obtaining additional debt and/or equity related financing.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Such estimates and assumptions impact, among others, the following: the fair value of share-based payments, estimates of the probability and potential magnitude of contingent liabilities and the valuation allowance for deferred tax assets due to continuing and expected future operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.  There were no cash equivalents at June 30, 2011 and December 31, 2010, respectively.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. At June 30, 2011 the Company's cash in bank accounts exceeded the federally insured limits by  $2,840,917.  However, Section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 provides temporary unlimited deposit insurance coverage for noninterest-bearing transaction accounts at all FDIC-insured depository institutions through December 31, 2012.  Accordingly, the Company believes it is not exposed to any significant credit risk on cash and short-term investments.

Website Development Costs

The Company capitalizes the costs associated with the development of its website.  Other costs related to the maintenance of the website are expensed as incurred.  Amortization is provided over the estimated useful life of 3 years using the straight-line method for financial statement purposes.   As of June 30, 2011 and December 31, 2010, the Company's website development costs are as follows:

	June 30, 2011 (Unaudited)	December 31, 2010 (Audited)

Website development costs	$16,765	$-
Accumulated amortization	(233)	-
	$16,532	$-

Marketing and Advertising

Marketing and advertising costs are expensed as incurred.  Advertising production costs are expensed in the month the advertising runs.  Media placement costs are expensed in the month during which the advertisement appears. In addition, advertising costs include endorsement expenses. Accounting for endorsement costs is based upon the specific contract provision and are generally expensed ratably over the term of the contract.  The Company recognized marketing and advertising expense of  $213,955 and  $-0- for the six months ended June 30, 2011 and 2010, respectively.

Research and Development

The Company expenses research and development costs as incurred. Research and development expenses include share based compensation and fees paid to a consultant for the design, development, merchandising, sourcing and production of a clothing line.  Research and development costs for the six months ended June 30, 2011 and 2010 were  $164,074 and  $511,736, respectively.

Of the total amount expensed, an allocation has been made to a related party classification for amounts incurred with an entity that is controlled by Company officers as presented on the Statements of Operations.

Risks and Uncertainties

The Company intends to operate in an industry that is subject to intense competition and change in consumer demand. The Company's operations are subject to significant risk and uncertainties including financial and operational risks including the potential risk of business failure. Also, see Note 3 regarding liquidity and management's plan matters.

Share Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights, are measured at their fair value on the grant date, and based on the estimated number of awards that are ultimately expected to vest. Share based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had the following potential common stock equivalents at June 30, 2011 and December 31, 2010:

	June 30, 2011 (Unaudited)	December 31, 2010 (Audited)

Stock options, exercise price of $0.69	1,650,000	-
Class A common stock warrants, conversion price of $1.80	5,415,151	-
Total common stock equivalents	7,065,151	-

Since the Company incurred a net loss during 2011 and 2010, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive.  A separate computation of diluted earnings (loss) per share is not presented.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted primarily of cash, accounts payable, accounts payable - related party and loans payable - related party. The carrying amounts of the Company's financial instruments generally approximated their fair values as of June 30, 2011 and December 31, 2010, respectively, due to the short-term nature of these instruments.

Reclassifications

Certain prior period amounts have been reclassified to conform with current year presentati on. The reclassifications had no effect on the financial condition, operations or cash flows.

Recent Accounting Pronouncements

There are no recent accounting pronouncements that are expected to have an effect on the Company's financial statements.

Commitments - Related Party	6 Months Ended
Jun. 30, 2011
Commitments - Related Party [Abstract]
Commitments - Related Party
Note 5 Commitments - Related Party

On February 1, 2010, the Company entered into a consulting agreement with Exit 21 Global Solutions, LLC, an entity controlled by the Company's Chief Executive Officer and Chief Operating Officer, to assist the Company in the development of a clothing line. The contract had both cash and non-cash components for compensation. The agreement was initially for six months. Under the terms of the agreement, total cash compensation due was  $314,860.  As of June 30, 2011, the contract had been paid in full.

In connection with the agreement, the Company also issued 500,000 shares, having a fair value of  $50,000 ( $0.10/share), based upon recent cash offerings to third parties.

On May 3, 2010, the parties extended the agreement until May 31, 2011. The amendment has both cash and non-cash components for compensation. The total cash compensation is  $780,000 which is to be paid in monthly increments of  $65,000 from June 1, 2010 through May 1, 2011.  In June 2011, the parties agreed to waive the cash payments for the months of March, April and May 2011, thereby reducing the cash compensation to  $585,000. At June 30, 2011,  $195,000 had been paid and the past due balance, of  $390,000, is included in accounts payable - related party.  In July 2011, an additional  $200,000 was paid  leaving a balance of 190,000.

In connection with the amendment, during 2010, the Company issued 1,500,000 shares of common stock having a fair value of  $150,000 ( $0.10/share), based upon recent cash offerings to third parties.

On June 1, 2011, the related party entered into a new consulting agreement to assist the Company in the continued development and production of the clothing line and to provide outsourced CEO and COO consulting services. The contract had both cash and non-cash components for compensation. The total cash compensation is  $350,000 which is to be paid in monthly increments of  $50,000 from June 1, 2011 through December 31, 2011. At June 30, 2011, the initial monthly payment of  $50,000 had been paid.  In July 2011, an additional  $50,000 was paid.

In connection with the agreement, on July 1, 2011 the Company issued options to purchase 600,000 shares of common stock, having a fair value of approximately  $1,360,000.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used is as follows:

Exercise price	$ 2.26
Expected dividends	0%
Expected volatility	236%
Risk fee interest rate	3.22%
Expected life of option	10 years
Expected forfeitures	0%

Vendor Concentration

As of June 30, 2011 and December 31, 2010 this vendor represents 98% and 87% of accounts payable, respectively.

Loans Payable	6 Months Ended
Jun. 30, 2011
Loans Payable [Abstract]
Loans Payable
Note 6 Loans Payable

(A)	Loans Payable - Related Party

On August 28, 2010, the Company's then Chief Executive Officer, who is now a director, loaned the Company  $20,000. The loan is non interest bearing, unsecured and due August 15, 2011.

On March 8, 2011, an entity affiliated with the Company's then Chief Executive Officer, who is now a director, loaned the Company  $25,000. The loan is non interest bearing, unsecured and due March 8, 2012.

(B)  Loans Payable - Stockholder

In 2008, the Company entered into an agreement with a stockholder that advanced  $49,831.  The same stockholder advanced an additional  $56,869 during 2009.  These advances were non-interest bearing, unsecured, and due on demand. In November 2009, the stockholder exchanged their outstanding debt, totaling  $106,700, for 1,067,000 shares of common stock ( $0.10/share).  There was no gain or loss recorded on this debt conversion.

Stockholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2011
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
Note 7 Stockholders' Equity (Deficit)

(A)  Stock Issued for Cash

Year Ended December 31, 2008

On November 21, 2008, the Company issued 6,250,000 shares of common stock to its founders, for a subscription receivable of  $6,250 ( $0.001/share), which was received in 2009.

Year Ended December 31, 2009

The Company issued 7,855,000 shares of common stock; 750,000 shares for  $750 ( $0.001/share), 6,025,000 shares for  $60,250 ( $0.01/share) and 1,080,000 shares for  $108,000 ( $0.10/share), for a total of  $169,000.  Of the total proceeds raised,  $33,000 was received in 2010.

Year Ended December 31, 2010

The Company issued 3,765,000 shares of common stock for  $376,500 ( $0.10/share).

Six Months Ended June 30, 2011

The Company issued 6,237,000 shares of common stock for  $623,700 ( $0.10/share).

(B)  Stock Issued for Cash and Warrants - Private Placement dated June 2011

The Company issued 5,415,151 shares for  $3,249,098 ( $0.60/share), net of direct offering costs in the amount of  $5,000.  The Company also issued the holders one stock purchase warrant with a maturity of 2 years. The exercise price is  $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches  $3.60 for at least ten consecutive trading days. The warrants issued entitled the holders to purchase an additional 5,415,151 shares of the Company's common stock.

At June 30, 2011,  $253,000 had been recorded to stock subscriptions receivable which was received in July 2011.

At June 30, 2011  $253,000 had been recorded to stock subscriptions receivable which was received in July 2011.

(C)  Stock Issued for Services

Year Ended December 31, 2009

The Company issued 3,058,500 shares of common stock to consultants, in exchange for services rendered, 750,000 shares having a fair value of  $750 ( $0.001/share) and 2,308,500 shares having a fair value of  $230,850 ( $0.10/share), for at total of  $231,600, based upon the fair value of the services rendered.

Year Ended December 31, 2010

The Company issued 2,000,000 shares of common stock to consultants, in exchange for services rendered, having a fair value of  $200,000 ( $0.10/share), based upon the fair value of the services rendered.

Six Months Ended June 30, 2011

The Company issued 1,094,167 shares of common stock to consultants, in exchange for services rendered, 1,060,000 shares having a fair value of  $106,000 ( $0.10/share), 20,000 shares having a fair value of  $5,000 ( $0.25/share) and 14,167 shares having a fair value of  $8,500 ( $0.60/share), for a total of  $119,500, based upon the fair value of the services rendered.

(D)  Stock Options

On June 10, 2011, the Company adopted the 2011 Incentive Award Plan ("the Plan"). The total number of shares of stock which may be granted directly by options, stock awards or restricted stock purchase offers, shall not exceed 5,000,000. The Plan indicates that the exercise price of an award is equivalent to the market value of the Company's common stock on the grant date.

On June 10, 2011, the Company's board of directors authorized the issuance of 1,800,000 stock options, having a fair value of  $1,239,456, which vest over a 2 year term.  These options expire between June 10, 2016 and June 10, 2021.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the period ended June 30, 2011 is as follows:

Exercise price	$0.69
Expected dividends	0%
Expected volatility	236%
Risk fee interest rate	2.99%
Expected life of option	5 - 10 years
Expected forfeitures	0%

 The following is a summary of the Company's stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance - December 31, 2010	-
Granted	1,800,000	$0.69
Exercised	(-)	$0.69
Forfeited	(-)	$-
Balance - June 30, 2011 - outstanding	1,800,000	$0.69	9.90 years	$2,646,000
Balance - June 30, 2011 - exercisable	1,800,000	$0.69	9.90 years	$2,646,000

Grant date fair value of options granted - 2011		$1,239,456
Weighted average grant date fair value - 2011		$0.69

Outstanding options held by related parties - 2011	600,000
Exercisable options held by related parties - 2011	600,000
Fair value of stock options granted to related parties - 2011	$414,232

(D)  Warrants

The following is a summary of the Company's warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding - December 31, 2010	-	$-
Exercisable - December 31, 2010	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding - June 30, 2011	5,415,151	$1.80
Exercisable - June 30, 2011	5,415,151	$1.80

Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.80	5,415,151	1.98 years	$1.80	5,415,151	$1.80

At June 30, 2011 and December 31, 2010, the total intrinsic value of warrants outstanding and exercisable was  $1,949,454 and  $0, respectively.

Contingencies	6 Months Ended
Jun. 30, 2011
Contingencies [Abstract]
Contingencies
Note 8 Contingencies

The Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.  The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 9 Subsequent Events

(A)  Stock Options

On July 1, 2011, the Company issued options to purchase 50,000 shares of common stock with an exercise price of  $2.26 per share in connection with a consulting agreement.  The fair market value of the options on the date of grant is approximately  $113,000.

On July 1, 2011, the Company issued options to three officers to purchase 300,000 shares of common stock with an exercise price of  $2.26 per share as share based officers compensation. The fair market value of the options on the date of grant is approximately  $678,000.

The 350,000 options issued on July 1, 2011 vest ratably over 4 year.  In addition to the above, the Chief Financial Officer will be granted an additional 100,000 options on October 1, 2011.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used is as follows:

Exercise price	$2.26
Expected dividends	0%
Expected volatility	236%
Risk fee interest rate	3.22%
Expected life of option	10 years
Expected forfeitures	0%

(B)  Stock Issued for Cash

In July 2011, the Company issued 11,000 shares of common stock for  $14,300 ( $1.30/share) pursuant to a private placement.

(C)  Commitments

In July 2011, the Company entered into one year employment agreements with its Chief Financial Officer and Vice President of Sales for annual salaries of  $150,000, respectively.